Taxes - Schedule of Tax Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Tax Payable Consisted [Abstract]
Value-added tax payable	$ 2,791	$ 1,879
Income tax payable	617	821
Other taxes payable	294	317
Total	$ 3,702	$ 3,017